Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of subsidiaries [line items]
Summary of major consolidated subsidiaries
Major consolidated subsidiaries as of March 31, 2020, are as follows:

Name of entity	Country of incorporation	Ownership of voting rights (%)	Principal activities
Japan Aviation Electronics Industry, Limited	Japan	50.9	Manufacturing and sale of connectors and electronic devices for aircraft, satellites and spacecraft

ABeam Consulting Ltd.	Japan	100.0	Management consulting, business process consulting, and IT consulting and outsourcing

NEC Networks & System Integration Corporation	Japan	51.5	Design, construction and maintenance of information and communications systems, installation of telecommunications systems, and sale of information and communications equipment

NEC Platforms, Ltd.	Japan	100.0	Development, manufacturing, sale and maintenance of information and communications systems , equipment, and provision of system integration services

NEC Corporation of America	U.S.A.	100.0	Regional representative and supervising operations in North America, sale of computer-related equipment and communications equipment, and provision of system integration services

NEC Europe Ltd.	U.K.	100.0	Regional representative and supervising operations in Europe

NEC Asia Pacific Pte. Ltd.	Singapore	100.0	Regional representative and supervising operations in Asia, sale of computer-related equipment and communications equipment, and provision of system integration services

NEC (China) Co., Ltd.	China	100.0	Regional representative and supervising operations in Greater China

NEC Latin America S.A.	Brazil	100.0	Regional representative and supervising operations in Latin America, sale of communications equipment, and provision of system integration services

KMD A/S	Denmark	100.0	Software development and ICT services

Northgate Public Services (UK) Limited.	U.K.	100.0	System integration services

NEC Networks & System Integration Corporation [member]
Disclosure of subsidiaries [line items]
Summary of financial position of subsidiary before eliminating inter company transactions
Summarized financial information before eliminating inter-company transactions as of March 31, 2019, and 2020, is as follows:

	JPY (millions)
	2019	2020
Current assets	181,377	192,501
Non-current assets	36,150	46,735
Current liabilities	72,723	82,325
Non-current liabilities	42,005	47,308
Net assets	102,799	109,603
Carrying amount of non-controlling interests	62,303	64,904

Summary of financial information before eliminating inter-company transactions
Summarized financial information before eliminating inter-company transactions for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Revenue	267,833	278,102	302,253
Net profit	8,093	9,458	11,805
Other comprehensive income	1,861	(366)	339
Comprehensive income	9,954	9,092	12,144
Net profit allocated to non-controlling interests	4,506	4,513	4,883
Dividends paid to non-controlling interests	2,226	2,287	2,439

Cash flows from operating activities	4,779	8,396	14,939
Cash flows from investing activities	(2,802)	(5,604)	(6,726)
Cash flows from financing activities	(4,366)	(5,615)	(4,304)
Effect of exchange rate changes on cash and cash equivalents	22	(104)	58
Net (decrease) increase in cash and cash equivalents	(2,367)	(2,927)	3,967
Cash and cash equivalents, at end of reporting period	57,281	54,354	58,321

Japan Aviation Electronics Industry, Limited [member]
Disclosure of subsidiaries [line items]
Summary of financial position of subsidiary before eliminating inter company transactions
Summarized financial information before eliminating inter-company transactions as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Current assets	108,657	113,559
Non-current assets	120,491	123,374
Current liabilities	48,483	52,647
Non-current liabilities	18,800	18,206
Net assets	161,865	166,080
Carrying amount of non-controlling interests	104,368	107,030

Summary of financial information before eliminating inter-company transactions
Summarized financial information before eliminating inter-company transactions for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Revenue	254,412	222,358	208,237
Net profit	12,516	12,824	11,255
Other comprehensive income	2,114	41	(3,314)
Comprehensive income	14,630	12,865	7,941
Net profit allocated to non-controlling interests	8,270	7,396	6,290
Dividends paid to non-controlling interests	1,772	1,752	2,337
Cash flows from operating activities	32,343	37,627	29,685
Cash flows from investing activities	(19,787)	(23,042)	(24,536)
Cash flows from financing activities	(8,828)	(6,891)	(7,565)
Effect of exchange rate changes on cash and cash equivalents	(1,087)	134	(389)
Net increase (decrease) in cash and cash equivalents	2,641	7,828	(2,805)
Net increase in cash and cash equivalents resulting from new consolidation	180	—	—
Cash and cash equivalents, at end of reporting period	39,780	47,608	44,802